SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	$ 645,095
Not applicable
Ending balance	645,095
Production Services [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	459,710
Not applicable
Ending balance	459,710
Drilling and Evaluation Services [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	185,385
Not applicable
Ending balance	$ 185,385